Trade, Other Payables and Deferred Income (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Additional Information [Abstract]
Disclosure of Trade, Other Payables and Deferred Income by Nature

	US Dollars
Figures in millions	2018	2017	2016

Non-current	3	3	4
Current
Trade payables	350	358	381
Accruals and deferred income(1)	186	228	206
Short-term provisions	20	22	—
Derivatives	9	—	—
Other payables	29	30	28
	594	638	615
Total trade, other payables and deferred income	597	641	619
Current trade and other payables are non-interest bearing and are normally settled within 60 days.

(1) Includes accrual for silicosis of $16m in 2018